Document and Entity Information	Oct. 10, 2017
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2016
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Oct. 10, 2017
Document Effective Date	Oct. 10, 2017
Prospectus Date	Dec. 01, 2016
Eaton Vance Hexavest Global Equity Fund | Class A
Risk/Return:
Trading Symbol	EHGAX
Eaton Vance Hexavest Global Equity Fund | Class C
Risk/Return:
Trading Symbol	EHGCX
Eaton Vance Hexavest Global Equity Fund | Class I
Risk/Return:
Trading Symbol	EHGIX
Eaton Vance Hexavest International Equity Fund | Class A
Risk/Return:
Trading Symbol	EHIAX
Eaton Vance Hexavest International Equity Fund | Class I
Risk/Return:
Trading Symbol	EHIIX